UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15 (d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
November 1, 2018 to November 30, 2018

Commission File Number of issuing entity: 333-167044-1

Central Index Key Number of issuing entity: 0001499357

Ally Master Owner Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-167044

Central Index Key Number of depositor: 0001492632

Ally Wholesale Enterprises LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001601846

Ally Bank
(Exact name of sponsor as specified in its charter)

Elliot Kahan
(866) 710-4623
(Name and telephone number, including area code, of the person to contact in connection with this filing)

DELAWARE	27-6449246
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

Ally Wholesale Enterprises LLC 500 Woodward Avenue, Detroit, Michigan	48226
(Address of principal executive offices of the issuing entity)	(Zip Code)
(866) 710-4623
(Telephone number, including area code)

Registered / reporting pursuant to (Check One)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange
(If Section 12(b))
Series 2015-2 Floating Rate Asset Backed Notes, Class A-1			X
Series 2015-2 Fixed Rate Asset Backed Notes, Class A-2			X
Series 2017-1 Floating Rate Asset Backed Notes, Class A			X
Series 2017-2 Floating Rate Asset Backed Notes, Class A			X
Series 2017-3 Floating Rate Asset Backed Notes, Class A-1			X
Series 2017-3 Fixed Rate Asset Backed Notes, Class A-2			X
Series 2018-1 Floating Rate Asset Backed Notes, Class A-1			X
Series 2018-1 Fixed Rate Asset Backed Notes, Class A-2			X
Series 2018-2 Fixed Rate Asset Backed Notes, Class A			X
Series 2018-3 Fixed Rate Asset Backed Notes, Class A			X
Series 2018-4 Fixed Rate Asset Backed Notes, Class A			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X  No __

PART I — DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information
Distribution and pool performance information of the issuing entity is set forth in the attached monthly servicing report.

Item 1121(c) of Regulation AB.  Repurchases and Replacements

No activity to report for the Period from November 1, 2018 to November 30, 2018 as required by Item 1121(c) of Regulation AB.
Date of most recent Form ABS-15G: January 30, 2018
Central Index Key (CIK) of Securitizer: 0001492632

Item 1A. Asset-Level Information
Not Applicable.

Item 1B. Asset Representations Reviewer and Investor Communication
Not Applicable.

PART II — OTHER INFORMATION

Item 2. Legal Proceedings
None.

Item 3. Sales of Securities and Use of Proceeds
None.

Item 4. Defaults Upon Senior Securities
None.

Item 5. Submission of Matters to a Vote of Security Holders
None.

Item 6. Significant Obligors of Pool Assets
None.

Item 7. Change in Sponsor Interest in the Securities
None.

Item 8. Significant Enhancement Provider Information
None.

Item 9. Other Information
None.

Item 10. Exhibits

EXHIBIT NO.	DESCRIPTION
99.1	AMOT Monthly Servicing Report for the Period from November 1, 2018 to November 30, 2018
99.2	AMOT Series 2015-2 Monthly Servicing Report for the Period from November 1, 2018 to November 30, 2018
99.3	AMOT Series 2017-1 Monthly Servicing Report for the Period from November 1, 2018 to November 30, 2018
99.4	AMOT Series 2017-2 Monthly Servicing Report for the Period from November 1, 2018 to November 30, 2018
99.5	AMOT Series 2017-3 Monthly Servicing Report for the Period from November 1, 2018 to November 30, 2018
99.6	AMOT Series 2018-1 Monthly Servicing Report for the Period from November 1, 2018 to November 30, 2018
99.7	AMOT Series 2018-2 Monthly Servicing Report for the Period from November 1, 2018 to November 30, 2018
99.8	AMOT Series 2018-3 Monthly Servicing Report for the Period from November 1, 2018 to November 30, 2018
99.9	AMOT Series 2018-4 Monthly Servicing Report for the Period from November 1, 2018 to November 30, 2018
99.10	AMOT Pool Statistics Monthly Servicing Report for the Period from November 1, 2018 to November 30, 2018

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Ally Master Owner Trust
(Issuing Entity)

by: Ally Financial Inc.
(Servicer, not in its individual capacity but solely as Servicer on behalf of the Issuing Entity)

/s/ David J. DeBrunner
David J. DeBrunner Vice President, Controller And Chief Accounting Officer

December 21, 2018

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